Trade and other receivables, net - Forced payments of tax debts that are in litigation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 726,870	$ 173,337
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	593,129	56,370
Buenaventura | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	30,255	33,240
Buenaventura | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	18,130	19,918
Buenaventura | Inminsur's tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	754	1,403
Buenaventura | Payment of the tax liability debt imputed by SUNAT in the IGV inspection process
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,193	1,311
Buenaventura | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	452	498
Buenaventura | Payment of Tax Debt Year 2010
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	89,733	0
Buenaventura | Payment of Tax Debt Year 2009
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	48,654	0
Buenaventura | SUNAT Seizure For Payment On Account On Income Tax
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	4,823	0
Buenaventura | Claim Payment to OSINERGMIN
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	587	0
Buenaventura | Payment of Tax Debt Year 2007-2008
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	398,548	0
Rio Seco | Forced payment of part of the VAT tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,162	3,279
El Brocal
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	3,589	2,724
El Brocal | Forced payment of part of the tax debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	1,225	0
El Brocal | Payment under protest of the tax liability
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	2,113	2,322
El Brocal | Payment of the fine for the benefit of reducing the fine
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	251	402
Minera La Zanja S.R.L. | Forced payment of part of the tax liability debt
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	853	0
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	601,056	62,373
S.M.R.L. Chaupiloma Dos de Cajamarca | SUNAT seizure
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	$ 323	$ 0